Nature of Business and Organization (Details) - HKD ($)		12 Months Ended
	Dec. 29, 2025	Mar. 31, 2026	Sep. 01, 2025	May 06, 2025
Nature of Business and Organization [Line Items]
Entity Incorporation, Date of Incorporation		Jun. 24, 2022
Share capital amount				$ 10,000
Additional paid in capital			$ 14,179,000
Raytech Innovation [Member]
Nature of Business and Organization [Line Items]
Percentage acquisition and owned by subsidiary	100.00%
Fluxen Limited (“Fluxen”) [Member]
Nature of Business and Organization [Line Items]
Number of shares			10,000
Minimum [Member] | Ordinary Shares [Member] | Raytech Innovation [Member]
Nature of Business and Organization [Line Items]
Share capital amount			$ 10,000
Maximum [Member] | Ordinary Shares [Member] | Raytech Innovation [Member]
Nature of Business and Organization [Line Items]
Share capital amount			$ 14,179,000